ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables
Activity related to the Company's allowance for doubtful accounts is presented below:

	Balance at Beginning of Period	Provision for Bad Debt	Deductions/ Write-Offs and Other Charges	Balance at End of Period
Year Ended December 31, 2017
Allowance for doubtful accounts	$11,677	$74,183	$(72,440)	$13,420

Year Ended December 31, 2016
Allowance for doubtful accounts	$1,051	$53,249	$(42,623)	$11,677